Label	Element	Value
Innovator Premium Income 40 Barrier ETF™ - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Innovator Premium Income 40 Barrier ETF™ - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,399.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.10%
Innovator Premium Income 40 Barrier ETF™ - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Premium Income 40 Barrier ETF™ - October | S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $345.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 40 Barrier ETF™ - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,457.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(13.10%)